Subordinated Loans - Scheduled Repayments of the Subordinated Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 30,193
2021	25,969
2022	11,000
2023	825
2024	0
Thereafter	0
Total subordinated loans	15,128	$ 15,094
Subordinated Debt [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	0
2021	0
2022	0
2023	0
2024	0
Thereafter	15,128
Total subordinated loans	$ 15,128